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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09117

                         Morgan Stanley Real Estate Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 2007 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
            COMMON STOCKS (96.0%)
            Diversified (5.1%)
   22,645   Forest City Enterprises, Inc. (Class A)                 $  1,257,930
   44,740   Vornado Realty Trust REIT                                  4,768,837
                                                                    ------------
                                                                       6,026,767
                                                                    ------------
            Health Care (4.0%)
   30,460   Assisted living Concepts, Inc.*                              276,881
   15,950   Cogdell Spencer Inc. REIT                                    284,388
    1,741   HCP, Inc. REIT                                                52,961
   26,105   Healthcare Realty Trust, Inc. REIT                           651,842
       70   Manor Care, Inc.                                               4,472
  162,085   Senior Housing Properties Trust REIT                       3,296,809
    4,790   Universal Health Realty Income Trust REIT                    160,561
                                                                    ------------
                                                                       4,727,914
                                                                    ------------
            Industrial (4.6%)
   60,410   AMB Property Corp. REIT                                    3,321,342
    5,450   DCT Industrial Trust, Inc. REIT                               55,699
    3,750   EastGroup Properties, Inc. REIT                              159,112
   30,035   ProLogis REIT                                              1,806,906
                                                                    ------------
                                                                       5,343,059
                                                                    ------------
            Industrial/Office (0.5%)
   13,523   Liberty Property Trust REIT                                  528,208
      180   PS Business Parks, Inc. (Class A) REIT                        10,170
                                                                    ------------
                                                                         538,378
                                                                    ------------
            Lodging/Resorts (16.6%)
   18,730   DiamondRock Hospitality Co. REIT                             336,203
   55,159   Hersha Hospiltality Trust REIT                               602,888
  429,814   Host Hotels & Resorts Inc. REIT                            9,580,554
   12,580   LaSalle Hotel Properties REIT                                523,831
   59,921   Morgans Hotel Group Co.*                                   1,155,277
   79,646   Starwood Hotels & Resorts Worldwide, Inc.                  4,867,964
  119,004   Strategic Hotels & Resorts, Inc. REIT                      2,447,912
                                                                    ------------
                                                                      19,514,629
                                                                    ------------

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
            Office (19.3%)
   82,337   Boston Properties, Inc. REIT                               8,239,464
   53,173   Brandywine Realty Trust REIT                               1,370,800
  333,813   Brookfield Properties Corp.                                7,704,404
   21,760   Douglas Emmett, Inc. REIT (WI)*                              532,032
    9,693   Kilroy Realty Corp. REIT                                     592,533
   76,822   Mack-Cali Realty Corp. REIT                                3,208,087
    6,710   Maguire Properties, Inc. REIT                                174,527
    1,367   Parkway Properties, Inc. REIT                                 63,265
    6,964   SL Green Realty Corp. REIT                                   776,556
                                                                    ------------
                                                                      22,661,668
                                                                    ------------
            Residential Apartments (18.6%)
    1,760   American Campus Communities, Inc. REIT                        49,878
   28,186   Archstone-Smith Trust REIT                                 1,657,337
   42,778   AvalonBay Communities, Inc. REIT                           4,892,948
    4,576   BRE Properties, Inc. REIT                                    254,151
    2,394   Brookfield Homes Corp.                                        47,449
   14,435   Camden Property Trust REIT                                   887,608
  174,943   Equity Residential REIT                                    7,039,706
   37,017   Essex Property Trust, Inc. REIT                            4,360,232
   15,280   GMH Communities Trust REIT                                   120,101
   11,920   Mid-America Apartment Communities, Inc. REIT                 591,113
   47,370   Post Properties, Inc. REIT                                 1,890,537
    2,920   UDR, Inc. REIT                                                73,321
                                                                    ------------
                                                                      21,864,381
                                                                    ------------
            Residential Manufactured Homes (1.6%)
   38,781   Equity Lifestyle Properties, Inc. REIT                     1,888,635
                                                                    ------------
            Retail Regional Malls (15.3%)
   36,917   General Growth Properties, Inc. REIT                       1,835,144
   54,557   Macerich Co. (The) REIT                                    4,431,120
  116,229   Simon Property Group, Inc. REIT                           11,032,457
   12,356   Taubman Centers, Inc. REIT                                   637,322
                                                                    ------------
                                                                      17,936,043
                                                                    ------------
            Retail Strip Centers (6.6%)
   29,500   Acadia Realty Trust REIT                                     736,615
  106,300   BPP Liquidating Trust REIT*                                    5,315
   25,950   Cedar Shopping Centers Inc. REIT                             343,578
    1,413   Equity One, Inc. REIT                                         36,964
   32,999   Federal Realty Investment Trust REIT                       2,774,226
    9,850   Ramco-Gershenson Properties Trust REIT                       317,662
   51,468   Regency Centers Corp. REIT                                 3,575,482
                                                                    ------------
                                                                       7,789,842
                                                                    ------------

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
            Self Storage (3.4%)
   44,503   Public Storage, Inc. REIT                                  3,372,437
   13,147   Sovran Self Storage, Inc. REIT                               593,061
                                                                    ------------
                                                                       3,965,498
                                                                    ------------
            Specialty (0.4%)
   11,155   Plum Creek Timber Co., Inc. REIT                             467,729
                                                                    ------------
            TOTAL COMMON STOCKS
               (Cost $68,361,910)                                    112,724,543
                                                                    ------------

NUMBER OF
  SHARES
  (000)                                                                 VALUE
---------                                                           ------------
            SHORT-TERM INVESTMENT (a) (3.3%)
            Investment Company
$   3,863   Morgan Stanley Institutional Liquidity Money
               Market Portfolio  - Institutional Class
               (Cost $3,863,925)                                    $  3,863,925
                                                                    ------------
            TOTAL INVESTMENTS
               (Cost $72,225,835) (b)                        99.3%   116,588,468
            OTHER ASSETS IN EXCESS OF LIABILITIES             0.7        788,548
                                                            -----   ------------
            NET ASSETS                                      100.0%  $117,377,016
                                                            =====   ============

----------
REIT Real Estate Investment Trust.

*    Non-income producing security.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $23,445 for the period ended August 31, 2007.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $45,789,732 and the aggregate gross unrealized depreciation is $1,427,099, resulting in net unrealized appreciation of $44,362,633.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007


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